Investor Class [Member] Expense Example - Investor Class [Member] - Harding Loevner International Small Companies Portfolio - INVESTOR	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	762
Expense Example, with Redemption, 10 Years	$ 1,682